Other operating expenses, net	12 Months Ended
Dec. 31, 2023
Net other operating expense [Abstract]
Other operating expenses, net
42.	Other operating expenses, net
Other operating income and other operating expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	18,843	33,147	178,158
Others:
Gain on hedged items		501,676	1,122,823	422,074
Reversal of allowance for guarantees and acceptances		—	410	4,856
Gain on other trust accounts		44,238	142	2
Reversal of other allowance		8,886	388	1,790
Others		356,611	461,660	547,573

		911,411	1,585,423	976,295

		930,254	1,618,570	1,154,453

Other operating expense
Loss on disposal of assets:
Loans at amortized cost		(347)	(5,533)	(19,723)
Others:
Loss on hedged items		(518,891)	(1,091,195)	(448,664)
Fund contribution		(397,884)	(440,715)	(470,227)
Provision for guarantees and acceptances		(3,457)	—	—
Provision for other debt allowances		(52,123)	(22,415)	(15,516)
Depreciation of operating lease assets		(257,033)	(351,208)	(445,006)
Others (*)		(1,190,546)	(1,407,824)	(1,942,047)

		(2,419,934)	(3,313,357)	(3,321,460)

		(2,420,281)	(3,318,890)	(3,341,183)

Other operating expenses, net	~~W~~	(1,490,027)	(1,700,320)	(2,186,730)

(*)
Includes
~~W~~
293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.